UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

Syracuse, New York 13204

(Address of principal executive offices)(Zip code)

Robert F. Cuculich

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NYSA Fund
	Schedule of Investments
	June 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 90.50%

Auto Manufactures, Major- 4.02%
200	Tesla, Inc. *	$ 72,322

Communication Equipment - 3.07%
1,000	Qualcomm, Inc.	55,220

Discount, Variety Stores - 4.45%
500	Costco Wholesale Corp.	79,965

Electric Services - 1.16%
138,976	CGE Energy, Inc. *	20,846

Pharmaceutical Preparations - 47.25%
7,000	Ligand Pharmaceuticals, Inc. Class B *	849,800

Printed Circuit Boards - 3.63%
4,000	Flextronics International Ltd. (Singapore) *	65,240

Raceway Operations - 2.78%
25,000	Central New York Raceway Park, Inc. (a) (b) *	50,000

Semi Conductors & Related Devices - 1.88%
1,000	Intel Corp.	33,740

Surgical & Medical Instruments - 22.27%
84,332	Transluminal Technologies, LLC (a) (b) *	400,577

TOTAL FOR COMMON STOCK (Cost $914,014) - 90.50%		$ 1,627,710

MUNICIPAL BONDS - 2.97%
195,000	Puerto Rico Infrastructure FING Authority Series B 5.00%, 07/01/2041 *	14,625
50,000	Puerto Rico Highway & Transportation Authority Series H 5.00%, 07/01/2035 *	13,000
1,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Revenue Series A 6.00%, 08/01/2042 *	25,750

TOTAL FOR MUNICIPAL BONDS (Cost $142,700) - 2.97%		$ 53,375

Money Market Fund - 7.83%
131,040	Federated Treasury Obligation Fund Institutional Shares 0.83% **	131,040

TOTAL INVESTMENTS (Cost $1,187,772) - 100.75%		$ 1,812,125

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.75%)		(13,537)

NET ASSETS - 100.00%		$ 1,798,588

(a) Restricted Security - See Note 7.  As of June 30, 2017, the percentage of the Fund’s total net assets represented by illiquid securities was 25.05%. The Fund may not invest more than 15% of its net assets in illiquid securities. However, as noted in the Fund’s prospectus dated as of July 31, 2016, the 15% limitation is not violated unless the excess results immediately and directly from the acquisition of any security, and the Fund’s investments in illiquid securities may, from time to time, exceed 15% of its net assets. The Fund’s percentage of total assets represented by illiquid securities as of June 30, 2017: (i) did not result from the acquisition of any security; and (ii) was the result of changes in the fair value of securities held by the Fund.

(b) Level 3 Security. See Note 2.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

NOTES TO FINANCIAL STATEMENTS
NYSA Fund
1. SECURITY TRANSACTIONS

At June 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,187,772 amounted to $528,010 which consisted of aggregate gross unrealized appreciation of $893,831 and aggregate gross unrealized depreciation of $365,821.

2. SECURITY VALUATIONS
Processes and Structure

The Fund’s Board of Trustees has adopted policies and procedures for valuing securities, including the valuation of portfolio securities in circumstances in which market quotations are not readily available, and has delegated the responsibility for determining fair value prices to the Valuation Committee, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

• Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

     •  Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     •  Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated (1) at the last quoted sales price (with securities traded on the NASDAQ NMS and Small Cap Markets valued at the NASDAQ Official Closing Price) or, in the absence of a sale, (2) at the last bid. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Fixed income securities (corporate bonds, structured notes and municipal bonds) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Short Term Investments - Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in level 1 of the fair value hierarchy.

Derivative Instruments (equity options) – Listed derivatives that are actively traded, and valuations adjustments are not applied, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy.

Restricted Securities – Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions or transfer, market quotations for such securities are generally not readily available and they are considered to be illiquid securities.   The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in level 3 of the fair value hierarchy.
The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,227,133	$0	400,577	$1,627,710
Municipal Bonds	$0	$53,375	$0	$53,375
Cash Equivalents	$131,040	$0	$0	$131,040
Total	$1,358,173	$53,375	$400,577	$1,812,125

The following table sets forth a summary of the changes in the fair value of the Fund’s level 3 investments for the year ended June 30, 2017:

Investments
Balance Beginning at January 1, 2017	$450,577
Net Realized Gain/(Loss) on Sale of Investments	(-)
Net Purchases and Sales	(-)
Balance End at June 30, 2017	$450,577

See the Fund’s schedule of investments for details on investments and levels.

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, or Level 3 at the end of the reporting period.

Other Investments

Restricted Securities – On four different occasions (September 14, 2007 34,000 shares, April 8, 2008 17,000 shares, July 24, 2008 16,666 shares, and June 8, 2009 16,666 shares), the Fund purchased 84,332 shares of Transluminal Technologies, LLC in offerings that were exempt from registration under the Securities Act of 1933, as amended.  As such, these shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.  As of June 30, 2016, the Board valued the shares of Transluminal Technologies, LLC at $4.75 per share, having taken into consideration certain pertinent factors, including the results of operations and any recent offerings of Transluminal Technologies, LLC.  Because there are no market quotations for this security, it is possible that the valuation assigned by the Board may differ significantly from the amount that might be ultimately realized in near term and the difference could be material.

On April 22, 2014, the Fund also purchased a security from Central New York Raceway Park, Inc. in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $50,000.  As such, the shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.  As of June 30, 2016, the Board valued the shares of Central New York Raceway Park, Inc. at $2.00 per share, having taken into consideration certain pertinent factors, including the results of operations and any recent offerings of Central New York Raceway Park, Inc.  Because there are no market quotations for this security, it is possible that the valuation assigned by the Board may differ significantly from the amount that might be ultimately realized in near term and the difference could be material.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Fund

By /s/ Robert F. Cuculich

*Robert F. Cuculich

Chief Executive Officer

Date August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert F. Cuculich

*Robert F. Cuculich

Chief Executive Officer

Date August 24, 2017

By /s/ Benjamin R. Quilty

*Benjamin R. Quilty

Chief Financial Officer

Date August 24, 2017

* Print the name and title of each signing officer under his or her signature.